INCOME TAXES - Schedule of Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 0	$ 0
PRC EIT tax rates	15.00%	15.00%
Tax effect of deferred tax recognized	$ 0	$ 0
Adjustment on current income tax of the prior periods	(948)	12,106
Change in unrecognized tax benefits	0	0
Income tax expense (recovery)	$ (948)	$ 12,106	$ (459,855)